Organization and Business	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Organization and Business [Abstract]
Organization and Business

1. Organization and Business

Nature of operations

Tenon Medical, Inc. (the “Company”), was incorporated in the State of Delaware on June 19, 2012 and was headquartered in San Ramon, California until June 2021 when it relocated to Los Gatos, California. The Company is a medical device company that has developed a novel, minimally invasive approach to the sacroiliac joint (the “SI Joint”) using a single, robust, titanium implant for treatment of the most common types of SI Joint disorders that cause lower back pain. The Company received U.S. Food and Drug Administration (“FDA”) clearance in 2018 for its primary product, The Catamaran™ SI Joint Fusion System (“The Catamaran System”) which is designed to transfix and stabilize the SI Joint. The Company is in the early stages of its commercial launch with its only focus being on the US market.

Principles of consolidation

The condensed consolidated financial statements of the Company include the accounts of the Company and its wholly-owned subsidiary, Tenon Technology AG (“TTAG”), a Swiss company. All intercompany balances and transactions have been eliminated in consolidation. The financial statements of TTAG are prepared for the same reporting period as the parent, using consistent accounting policies in all material respects.

1. Organization and Business

Nature of operations

Tenon Medical, Inc. (the “Company”), was incorporated in the State of Delaware on June 19, 2012 and was headquartered in San Ramon, California until June 2021 when it relocated to Los Gatos, California. The Company is a medical device company that has developed a novel, minimally invasive approach to the sacroiliac joint (the “SI Joint”) using a single, robust, titanium implant for treatment of the most common types SI Joint disorders that cause lower back pain. The Company received U.S. Food and Drug Administration (“FDA”) clearance in 2018 for its primary product, The CatamaranTM SI Joint Fusion System (“The Catamaran System”) which is designed to transfix and stabilize the SI Joint. The Company is in the early stages of its commercial launch with its primary focus being on the US market.

Basis of consolidation

The consolidated financial statements of the Company include the accounts of the Company and its wholly-owned subsidiary, Tenon Technology AG (“TTAG”), a Swiss company. TTAG was a majority-owned subsidiary until October 28, 2021, at which date the Company acquired the remaining non-controlling interest of TTAG (see Note 8). All intercompany balances and transactions have been eliminated in consolidation. The financial statements of the subsidiary are prepared for the same reporting period as the parent, using consistent accounting policies in all material respects. The amount of consolidated net loss attributable to the Company and the non-controlling interest are both presented on the face of the Consolidated Statements of Operations and Comprehensive Loss.